Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)	The components of income tax expense (benefit) are as follows:
Years ended December 31,	2024	2023
Current:	$-	$-
Kingdom of Lesotho	-	-
Republic of Malta	-	-
United Kingdom	-	-
	$-	$-

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities have not been recognized for the following:

Years ended December 31,	2024	2023
Net loss before income taxes:	$(4,096,029)	$(32,275,070)
Statutory income tax rate	26.50%	26.50%

Income tax benefit	(1,085,448)	(8,552,894)
Non-deductible items	37,379	7,671,563
Non-taxable items	(371,570)	(759,559)
Foreign rate differential	9,859	1,630,735
Unrecognized loss carryforwards	1,409,780	10,155
	$-	$-

Schedule of Deferred Tax Assets
At December 31,	2024	2023
Net operating loss before carryforwards	$-	$-
Unrecognized loss carryforwards	$-	$-